Financial instruments -Significant Unobservable inputs - Level 3 fair value measurement, liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($) yr	Dec. 31, 2019 USD ($)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 153,633	$ 110,441
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	152,303	$ 108,986
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	92,068
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Income – DCF & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	14,083
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Cost Approach & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ 12,821
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Estimated time to exit | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average | yr	0.88
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Estimated time to exit | Income – DCF & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average | yr	2.89
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Estimated time to exit | Cost Approach & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average | yr	2.00
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount rate | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.300
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount rate | Income – DCF & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.197
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Discount rate | Cost Approach & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.294
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Terminal value growth rate | Income – DCF & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	(0.028)
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Volatility | Market – Backsolve & Hybrid allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.950
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Volatility | Income – DCF & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.568
Subsidiary Preferred Shares | Level 3 of fair value hierarchy [member] | Weighted average [member] | Volatility | Cost Approach & OPM allocation
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Weighted Average	0.400